Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement of comprehensive income [abstract]
(Loss)/Profit for the year	$ (9,745)	$ 11,455	$ 13,288
Items that will not be subsequently reclassified to profit or loss
Revaluation of property and equipment ( net of tax)			328
Items that will be subsequently reclassified to profit or loss
Exchange differences on translating foreign operations	(1,153)	6,618	(12,922)
Exchange differences on revaluation of property and equipment	6	(27)
Reclassification of cash flow hedge to consolidated statements of income	375	804	804
Impairment loss on available-for-sale financial assets		(384)
Total other comprehensive income/(loss) for the year	(772)	7,011	(11,790)
Total comprehensive income for the year, net of tax	(10,517)	18,466	1,498
Attributable to:
Equity holders of Eros International Plc	(23,106)	8,997	(5,632)
Non-controlling interest	$ 12,589	$ 9,469	$ 7,130